PROPERTY AND EQUIPMENT, NET (Tables)	12 Months Ended
Dec. 31, 2014
PROPERTY AND EQUIPMENT, NET
Schedule of property and equipment

	As of December 31,
	2013	2014	2014
	(As Restated)
	RMB	RMB	US$
Office computer equipment	7,435	16,231	2,616
Office furniture and equipment	10,892	17,411	2,806
Software	10,455	14,696	2,369
Servers and network equipment	338,711	493,500	79,538
Motor vehicles	1,284	1,355	218
Leasehold improvements	22,984	28,832	4,647
	391,761	572,025	92,194
Less: Accumulated depreciation	(207,165)	(283,640)	(45,714)
Construction in progress	—	4,642	747
	184,596	293,027	47,227